Note 36	6 Months Ended
Jun. 30, 2026
Other Operating Income Expense [Abstract]
Disclosure of other operating income (expense) [text block]	Other operating income and expense
The breakdown of the balance under the heading “Other operating income” in the condensed consolidated income statements is as follows:

OTHER OPERATING INCOME (MILLIONS OF EUROS)

	June 2026	June 2025
Gains from sales of non-financial services	190	178
Other operating income	127	173
Total	317	351
The breakdown of the balance under the heading “Other operating expense” in the condensed consolidated income statements is as follows:

OTHER OPERATING EXPENSE (MILLIONS OF EUROS)

	June 2026	June 2025
Change in inventories	80	62
Contributions to guaranteed banks deposits funds	363	318
Hyperinflation adjustment ⁽¹⁾	473	319
Other operating expense ⁽²⁾	548	529
Total	1,464	1,228
(1) In the six months ended June 30, 2026, it includes €279 million due to Argentina, €149 million due to Turkey and €45 million due to Venezuela. In the six months ended June 30, 2025, it included €211 million due to Argentina, €76 million due to Turkey and €32 million due to Venezuela.
(2) It includes costs and expenses associated with sales of non-financial services.